Employee Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 2,300,000	$ 2,300,000	$ 1,800,000
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 100,000	$ 100,000	$ 100,000